Share capital (Details Narrative) - USD ($)								1 Months Ended		12 Months Ended
		Aug. 31, 2025	Jul. 31, 2025	Jul. 16, 2025	May 31, 2025	May 05, 2025	Nov. 14, 2024	Jul. 31, 2025	Jul. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	May 25, 2025	May 10, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number share issued, shares										43,750
Gross proceeds		$ 1,701,398	$ 1,701,398			$ 834,000	$ 232,708			$ 3,500,000
Per share price			$ 12.00				$ 0.60	$ 12.00
Reverse stock split				1-for-20 reverse stock split				1-for-20 reverse stock split	1-for-3.9 reverse stock split
Prefunded warrants exercised		336,266	336,266					336,266		336,266
Issuance of common shares against prefunded warrants, value										$ 780,769
Proceeds from Issuance Initial Public Offering						$ 1,500,000
Detachable warrants						10,000,000
Fair value of warrant liability						$ 659,190				$ 608,537	$ 63,769
Warrants exercise price		$ 3.00	$ 3.00					$ 3.00		$ 3.00			$ 5
Common stock, shares issued	[1]	1,340,941								1,340,941	421,342
Common stock, shares outstanding	[1]	1,340,941								1,340,941	421,342
Preferred stock, shares outstanding		0								0
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split				20-for-1 reverse stock split
Pre-reverse [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Per share price						$ 0.15
Prefunded warrants exercised					1,284,000
Post-reverse [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Per share price						$ 3.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number share issued, shares		336,266	336,266
Shares issued			19,133					19,133				10,000,000
Common Stock [Member] | Pre-reverse [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						382,667
Common Stock [Member] | Post-reverse [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued					64,200	500,000
Issuance of common shares against prefunded warrants, value					$ 780,769

[1]	On July 16, 2025, the Company effected a 1-for-20 reverse stock split of its issued and outstanding common shares. All share and per-share information in the consolidated financial statements and accompanying notes has been retroactively adjusted to reflect the reverse split. The reverse stock split did not affect the Company’s total shareholders’ equity.